Other Non-Current Assets (Details) ¥ in Thousands, $ in Thousands			1 Months Ended				12 Months Ended		18 Months Ended	42 Months Ended
	Sep. 28, 2023 USD ($)	Sep. 27, 2023 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2021 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Mar. 31, 2025	Dec. 31, 2024	Sep. 28, 2023 CNY (¥)	Sep. 27, 2023 CNY (¥)	Sep. 30, 2022 USD ($)	Jul. 16, 2021 USD ($)	Jul. 16, 2021 CNY (¥)
Other Non-Current Assets [Line Items]
Prepayment of projects			$ 40,950				$ 40,950						$ 13,940
Construction contract amount	$ 25,070	$ 19,500									¥ 180,000	¥ 140,000		$ 67,610	¥ 480,000
Construction period	12 months	18 months					12 months	12 months
Construction amount paid			9,750	¥ 70,000	$ 10,140	¥ 72,000	$ 9,750	¥ 70,000
Amount recovered			5,290	38,000			5,290	38,000
Unpaid							$ 3,140	¥ 22,550
Yueyang Jinsheng Amusement Development Co.,Ltd. [Member]
Other Non-Current Assets [Line Items]
Construction amount paid					10,030	72,000
Yueyang Jinsheng Amusement Development Co.,Ltd. [Member] | Other Noncurrent Assets [Member]
Other Non-Current Assets [Line Items]
Construction contract amount														66,850	480,000
Nanping Golden Heaven [Member]
Other Non-Current Assets [Line Items]
Construction amount paid			$ 13,930	¥ 100,000
Nanping Golden Heaven [Member] | Other Noncurrent Assets [Member]
Other Non-Current Assets [Line Items]
Construction contract amount		$ 37,610										¥ 270,000
Tongling Jinsheng Amusement Investment Co.,Ltd. [Member]
Other Non-Current Assets [Line Items]
Construction amount paid					$ 3,800	¥ 27,000
Tongling Jinsheng Amusement Investment Co.,Ltd. [Member] | Other Noncurrent Assets [Member]
Other Non-Current Assets [Line Items]
Construction contract amount														$ 6,900	¥ 49,550
Forecast [Member]
Other Non-Current Assets [Line Items]
Construction period									18 months	24 months